Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Disclosure of operating segments [line items]
Net interest income	$ 17,177	[1]	$ 16,191	[1]	$ 15,035
Non-interest income	13,857		12,584		12,120
Total revenue	31,034		28,775		27,155
Provision for credit losses	3,027		2,611		2,249
Depreciation and amortization	1,053		848		761
Non-interest expenses	15,684		14,210		13,869
Income tax expense	2,472		2,382		2,033
Net income	8,798	[1]	8,724	[1]	8,243
Net income attributable to non-controlling interests in subsidiaries	408		176		238
Net income attributable to equity holders of the Bank	8,390		8,548		8,005
Net income attributable to equity holders of the Bank - relating to divested operations	56		78		63
Net income attributable to equity holders of the Bank	8,334		8,470		7,942
Average assets	1,056,000		946,000		913,000
Average liabilities	987,000		882,000		854,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	8,284		7,898		7,363
Non-interest income	5,609		5,452		5,488
Total revenue	13,893		13,350		12,851
Provision for credit losses	972		794		913
Depreciation and amortization	550		460		412
Non-interest expenses	6,393		6,194		6,075
Income tax expense	1,554		1,538		1,387
Net income	4,424		4,364		4,064
Net income attributable to equity holders of the Bank	4,424		4,364		4,064
Net income attributable to equity holders of the Bank	4,424		4,364		4,064
Average assets	363,000		342,000		323,000
Average liabilities	283,000		254,000		244,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	8,482		7,322		6,726
Non-interest income	5,006		4,111		3,688
Total revenue	13,488		11,433		10,414
Provision for credit losses	2,076		1,867		1,294
Depreciation and amortization	396		304		283
Non-interest expenses	6,631		5,807		5,381
Income tax expense	998		706		828
Net income	3,387		2,749		2,628
Net income attributable to non-controlling interests in subsidiaries	391		176		238
Net income attributable to equity holders of the Bank	2,996		2,573		2,390
Net income attributable to equity holders of the Bank - relating to divested operations	56		78		63
Net income attributable to equity holders of the Bank	2,940		2,495		2,327
Average assets	203,000		168,000		148,000
Average liabilities	157,000		131,000		115,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	1,396		1,454		1,336
Non-interest income	3,084		3,074		3,288
Total revenue	4,480		4,528		4,624
Provision for credit losses	(22)		(50)		42
Depreciation and amortization	91		69		55
Non-interest expenses	2,372		2,164		2,105
Income tax expense	505		587		604
Net income	1,534		1,758		1,818
Net income attributable to equity holders of the Bank	1,534		1,758		1,818
Net income attributable to equity holders of the Bank	1,534		1,758		1,818
Average assets	372,000		321,000		336,000
Average liabilities	304,000		265,000		267,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(985)		(483)		(390)
Non-interest income	158		(53)		(344)
Total revenue	(827)		(536)		(734)
Provision for credit losses	1
Depreciation and amortization	16		15		11
Non-interest expenses	288		45		308
Income tax expense	(585)		(449)		(786)
Net income	(547)		(147)		(267)
Net income attributable to non-controlling interests in subsidiaries	17
Net income attributable to equity holders of the Bank	(564)		(147)		(267)
Net income attributable to equity holders of the Bank	(564)		(147)		(267)
Average assets	118,000		115,000		106,000
Average liabilities	$ 243,000		$ 232,000		$ 228,000

[1]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.